Annual Fund Operating Expenses - First Trust Active Factor Small Cap ETF - First Trust Active Factor Small Cap ETF	Jan. 04, 2021
Operating Expenses:
Management Fees	0.75%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	0.77%